Employees and remuneration of key management personnel - Average number of employees (Details) - employee employee in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Average number of employees by individual geographical segment
Average number of employees	24	24	24
North America
Average number of employees by individual geographical segment
Average number of employees	4	4	5
EMEA & LatAm
Average number of employees by individual geographical segment
Average number of employees	12	13	12
APAC
Average number of employees by individual geographical segment
Average number of employees	8	7	7